Amortization and Depreciation - Summary of Amortization and Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Amortization of intangible assets	$ 10,816	$ 6,891	$ 3,917
Right-of-use asset amortization	627	518	453
Depreciation of Property, plant & equipment	782	738	377
Total	$ 12,225	$ 8,147	$ 4,747